Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Finance Costs

	2020	2019
	$’000	$’000
Finance costs (i)	4,530	1,116
Finance income (ii)	(610)	(1,015)

Net finance charge	3,920	101

(i)	The following items are included under finance costs:

	2020	2019
	$’000	$’000
Interest payable	252	851
Interest on leases	572	265
Interest on contract liabilities	3,706	—

Total finance cost	4,530	1,116

(ii)	In 2020 and 2019 finance income related to interest received.